Schedule V-Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 0.1	$ 0.4
Charged to Costs and Expenses	(0.1)	(0.3)
Charged to Other Accounts	0.0	0.0
Deductions	0.0	0.0
Balance at End of Year	0.0	0.1
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.1	0.4
Charged to Costs and Expenses	(0.1)	(0.3)
Charged to Other Accounts	0.0	0.0
Deductions	0.0	0.0
Balance at End of Year	$ 0.0	$ 0.1